FINANCIAL RISK MANAGEMENT - Nominal Value of Currency Derivatives (Details) - Currency risk EUR_ in Millions	Dec. 31, 2022 EUR_
Less than 1 year | Sold currencies USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	409
Less than 1 year | Sold currencies CHF
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	82
Less than 1 year | Sold currencies CZK
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	3
Less than 1 year | Sold currencies - Other currencies
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	10
Less than 1 year | Purchased currencies USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	109
Less than 1 year | Purchased currencies CHF
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	134
Less than 1 year | Purchased currencies EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	78
Less than 1 year | Purchased currencies - Other currencies
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	1
Over 1 year | Sold currencies USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	186
Over 1 year | Sold currencies CHF
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	29
Over 1 year | Sold currencies CZK
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	0
Over 1 year | Sold currencies - Other currencies
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	0
Over 1 year | Purchased currencies USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	25
Over 1 year | Purchased currencies CHF
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	16
Over 1 year | Purchased currencies EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	20
Over 1 year | Purchased currencies - Other currencies
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal value	0